Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (6,832)	$ (2,415)	$ 2,901
Other comprehensive income (loss):
Foreign currency translation adjustments	(22)	(92)	39
Total other comprehensive income (loss)	(22)	(92)	39
Comprehensive income (loss)	$ (6,854)	$ (2,507)	$ 2,940